Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)	1	368,057	(69,103)	298,954	(230,758)	(13,766)	(48,154)	6,276	8,772	307,726
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		21,204	(461)	20,743	(709)	(20,030)	—	4	1,534	22,277
– non-trading assets		318,424	(115,678)	202,746	(13,936)	(188,646)	(73)	91	28,258	231,004
Loans and advances to customers	3	30,983	(10,882)	20,101	(17,031)	—	—	3,070	428	20,529
At 31 Dec 2020		738,668	(196,124)	542,544	(262,434)	(222,442)	(48,227)	9,441	38,992	581,536

Derivatives (Note 15)	1	277,261	(41,739)	235,522	(171,371)	(13,095)	(47,404)	3,652	7,473	242,995
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		21,465	(280)	21,185	(1,553)	(19,630)	—	2	165	21,350
– non-trading assets		348,561	(134,772)	213,789	(28,826)	(184,495)	(189)	279	27,549	241,338
Loans and advances to customers	3	33,039	(10,128)	22,911	(18,893)	—	—	4,018	735	23,646
At 31 Dec 2019		680,326	(186,919)	493,407	(220,643)	(217,220)	(47,593)	7,951	35,922	529,329

Financial liabilities
Derivatives (Note 15)	1	364,121	(69,103)	295,018	(230,758)	(21,387)	(37,343)	5,530	7,983	303,001
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		16,626	(461)	16,165	(709)	(15,456)	—	—	159	16,324
– non-trading liabilities		200,999	(115,678)	85,321	(13,936)	(71,142)	(215)	28	26,580	111,901
Customer accounts	4	41,177	(10,882)	30,295	(17,031)	—	—	13,264	13	30,308
At 31 Dec 2020		622,923	(196,124)	426,799	(262,434)	(107,985)	(37,558)	18,822	34,735	461,534

Derivatives (Note 15)	1	275,286	(41,739)	233,547	(171,371)	(20,137)	(37,844)	4,195	5,950	239,497
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,494	(280)	10,214	(1,553)	(8,656)	—	5	46	10,260
– non-trading liabilities		232,675	(134,772)	97,903	(28,826)	(68,638)	(357)	82	42,441	140,344
Customer accounts	4	36,750	(10,128)	26,622	(18,893)	—	—	7,729	31	26,653
At 31 Dec 2019		555,205	(186,919)	368,286	(220,643)	(97,431)	(38,201)	12,011	48,468	416,754
1    At 31 December 2020, the amount of cash margin received that had been offset against the gross derivatives assets was $7,899m (2019: $2,350m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $17,955m (2019: $8,303m).
2    For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $22,277m (2019: $21,350m) and ‘Trading liabilities’ $16,324m (2019: $10,260m), see the ‘Funding sources and uses’ table on page 220.
3    At 31 December 2020, the total amount of ‘Loans and advances to customers’ was $1,037,987m (2019: $1,036,743m), of which $20,101m (2019: $22,911m) was subject to offsetting.
4    At 31 December 2020, the total amount of ‘Customer accounts’ was $1,642,780m (2019: $1,439,115m), of which $30,295m (2019: $26,622m) was subject to offsetting.
5    These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.